COMMITMENTS AND CONTINGENCIES - Royalty (Details) - Royalty Agreements - USD ($) $ in Thousands		12 Months Ended
	May 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement period		3 years
Period to renew agreement		60 days
Agreement additional period		2 years
Minimum guarantee fee		$ 1,000
Minimum guarantee fee, initial payment		50
Minimum guarantee fee, 1st year		200
Minimum guarantee fee, 2nd year		375
Minimum guarantee fee, 3rd year		375
Minimum guarantee fee, renewal		1,500
Minimum guarantee fee, 4th year		750
Minimum guarantee fee, 5th year		$ 750
settlement amount	$ 450
Gain on royalties			$ 58
Bella Boxes
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty fee, 1st year (as a percent)		10.00%
Royalty fee, years 2 to 5 (as a percent)		12.00%
Flower Products and Accessories
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty fee, 1st year (as a percent)		6.00%
Royalty fee, 2nd year (as a percent)		7.00%
Royalty fee, years 3 to 5 (as a percent)		8.00%